GOLDMAN SACHS MONEY MARKET FUNDS

GOLDMAN SACHS — INSTITUTIONAL LIQUID ASSETS PORTFOLIOS
FINANCIAL SQUARE FUNDS

SUPPLEMENT DATED DECEMBER 29, 2006 TO THE STATEMENT OF
ADDITIONAL INFORMATION
DATED APRIL 28, 2006, AS AMENDED JUNE 16, 2006

     Although the New York Stock Exchange will be closed on January 2, 2006, the Goldman Sachs Money Market Funds will be open but will close early at 1 p.m. Eastern time.